PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
PERFORMANCE RESULTS
                 (UNAUDITED)

                           NET ASSET VALUE                 TOTAL RETURN/1/
                   -------------------------------- -----------------------------
                                                      12 MONTHS       6 MONTHS
                   09/30/97  03/31/97   09/30/96    ENDED 09/30/97 ENDED 09/30/97
---------------------------------------------------------------------------------
Class A Shares      $30.52    $23.41      $23.82         49.07%         30.37%
---------------------------------------------------------------------------------
Class B Shares       29.70     22.87       23.27         47.93          29.86
---------------------------------------------------------------------------------
Class C Shares       29.66     22.84       23.27         47.92          29.86
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED       PAID          RETURN/1/
---------------------------------------------------------------------------------
05/22/86-12/31/86    $9.25     $8.31       --            --            (10.16)%
---------------------------------------------------------------------------------
1987                  8.31      6.88     $0.2265       $0.3703         (11.05)
---------------------------------------------------------------------------------
1988                  6.88      7.70       --           0.2375          15.38
---------------------------------------------------------------------------------
1989                  7.70      9.08       --           0.2900          21.71
---------------------------------------------------------------------------------
1990                  9.08      7.73       --           0.2410         (12.33)
---------------------------------------------------------------------------------
1991                  7.73     12.55       --           0.2070          65.37
---------------------------------------------------------------------------------
1992                 12.55     17.38       --           0.0237          38.68
---------------------------------------------------------------------------------
1993                 17.38     17.22      1.8425        0.0820          10.32
---------------------------------------------------------------------------------
1994                 17.22     15.68      1.2660        0.1345          (0.75)
---------------------------------------------------------------------------------
1995                 15.68     20.57      2.2099        0.2942          47.46
---------------------------------------------------------------------------------
1996                 20.57     22.80      3.3870        0.2300          28.96
---------------------------------------------------------------------------------
01/01/97-09/30/97    22.80     30.52       --             --            33.86
---------------------------------------------------------------------------------
                              Totals:    $8.9319       $2.1102
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 09/30/97:      528.84%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED       PAID          RETURN/1/
---------------------------------------------------------------------------------
07/01/91-12/31/91   $10.24    $12.56       --          $0.0640          23.30%
---------------------------------------------------------------------------------
1992                 12.56     17.31       --             --            37.82
---------------------------------------------------------------------------------
1993                 17.31     17.04     $1.8425        0.0571           9.57
---------------------------------------------------------------------------------
1994                 17.04     15.47      1.2660        0.0344          (1.53)
---------------------------------------------------------------------------------
1995                 15.47     20.21      2.2099        0.1766          46.36
---------------------------------------------------------------------------------
1996                 20.21     22.32      3.3870        0.0592          28.00
---------------------------------------------------------------------------------
01/01/97-09/30/97    22.32     29.70       --             --            33.06
---------------------------------------------------------------------------------
                              Totals:    $8.7054       $0.3913
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 09/30/97:      357.87%
---------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
  AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
PERFORMANCE RESULTS
                 (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                   NET ASSET VALUE
                   ---------------- CAPITAL GAINS DIVIDENDS TOTAL
PERIOD COVERED     BEGINNING ENDING  DISTRIBUTED    PAID    RETURN/1/
---------------------------------------------------------------------
07/02/92-12/31/92   $14.61   $17.32      --        $0.0359   18.80%
---------------------------------------------------------------------
1993                 17.32    17.03    $1.8425      0.0691    9.52
---------------------------------------------------------------------
1994                 17.03    15.48     1.2660      0.0209   (1.50)
---------------------------------------------------------------------
1995                 15.48    20.21     2.2099      0.1819   46.30
---------------------------------------------------------------------
1996                 20.21    22.29     3.3870      0.0861   27.99
---------------------------------------------------------------------
01/01/97-09/30/97    22.29    29.66      --          --      33.06
---------------------------------------------------------------------
                            Totals:    $8.7054     $0.3939
---------------------------------------------------------------------
                   CUMULATIVE TOTAL RETURN AS OF 09/30/97:  219.35%
---------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN

                              % RETURN WITHOUT      % RETURN AFTER
                                  DEDUCTING            DEDUCTING
                                MAXIMUM SALES        MAXIMUM SALES
                                   CHARGE               CHARGE
                              -------------------  -------------------
                                    CLASS                CLASS
                              -------------------  -------------------
                               A*     B**   C***    A*     B**   C***
-----------------------------------------------------------------------
Twelve Months Ended 09/30/97  49.07% 47.93% 47.92% 42.37% 42.93% 46.92%
-----------------------------------------------------------------------
Five Years Ended 09/30/97     26.58% 25.64% 25.63% 25.42% 25.48% 25.63%
-----------------------------------------------------------------------
Ten Years Ended 09/30/97      20.09%   N/A    N/A  19.54%   N/A    N/A
-----------------------------------------------------------------------
Commencement of Operations
 Through 09/30/97+            17.56% 27.52% 24.74% 17.08% 27.52% 24.74%
-----------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
  AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.
* MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.5% OF THE PUBLIC OFFERING PRICE. CLASS A SHARES BEAR ONGOING 12B-1 SERVICE FEES.
** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5.0% AND IS
   REDUCED TO 0% AFTER 6 YEARS. CLASS B SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.
*** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1.0% AND IS
    REDUCED TO 0% AFTER 1 YEAR. CLASS C SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.
 + COMMENCEMENT OF ISSUANCE DATES ARE MAY 22, 1986, JULY 1, 1991 AND JULY 2,
   1992 FOR CLASS A, CLASS B AND CLASS C SHARES, RESPECTIVELY.

NOTE: THE FUND OFFERS CLASS Y SHARES TO INSIGHT INVESTMENT ADVISORY PROGRAM
  PARTICIPANTS. FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997, THERE WERE NO CLASS Y SHARES OUTSTANDING.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER CAPITAL APPRECIATION FUND
PERFORMANCE RESULTS
                 (UNAUDITED)

                           NET ASSET VALUE                 TOTAL RETURN/1/
                   -------------------------------- -----------------------------
                                                      12 MONTHS       6 MONTHS
                   09/30/97  03/31/97   09/30/96    ENDED 09/30/97 ENDED 09/30/97
---------------------------------------------------------------------------------
Class A Shares      $18.61    $13.44      $17.18         25.55%         38.47%
---------------------------------------------------------------------------------
Class B Shares       18.75     13.59       17.41         24.60          37.97
---------------------------------------------------------------------------------
Class C Shares       17.75     12.87       16.61         24.57          37.92
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED       PAID          RETURN/1/
---------------------------------------------------------------------------------
04/07/92-12/31/92    $9.55    $10.50       --             --             9.95%
---------------------------------------------------------------------------------
1993                 10.50     12.19       --             --            16.10
---------------------------------------------------------------------------------
1994                 12.19     11.98     $0.0433          --            (1.36)
---------------------------------------------------------------------------------
1995                 11.98     14.67      0.7480          --            28.79
---------------------------------------------------------------------------------
1996                 14.67     14.92      2.3244          --            17.87
---------------------------------------------------------------------------------
01/01/97-09/30/97    14.92     18.61       --             --            24.73
---------------------------------------------------------------------------------
                              Totals:    $3.1157       $0.0000
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 09/30/97:      138.40%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED       PAID          RETURN/1/
---------------------------------------------------------------------------------
04/07/92-12/31/92   $10.00    $10.93       --             --             9.30%
---------------------------------------------------------------------------------
1993                 10.93     12.59       --             --            15.19
---------------------------------------------------------------------------------
1994                 12.59     12.28     $0.0433          --            (2.03)
---------------------------------------------------------------------------------
1995                 12.28     14.94      0.7480          --            27.73
---------------------------------------------------------------------------------
1996                 14.94     15.11      2.3244          --            17.01
---------------------------------------------------------------------------------
01/01/97-09/30/97    15.11     18.75       --             --            24.09
---------------------------------------------------------------------------------
                              Totals:    $3.1157       $0.0000
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 09/30/97:      128.75%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED       PAID          RETURN/1/
---------------------------------------------------------------------------------
07/02/92-12/31/92    $8.89    $10.46       --             --            17.66%
---------------------------------------------------------------------------------
1993                 10.46     12.05       --             --            15.20
---------------------------------------------------------------------------------
1994                 12.05     11.75     $0.0433          --            (2.13)
---------------------------------------------------------------------------------
1995                 11.75     14.26      0.7480          --            27.82
---------------------------------------------------------------------------------
1996                 14.26     14.31      2.3244          --            16.98
---------------------------------------------------------------------------------
01/01/97-09/30/97    14.31     17.75       --             --            24.04
---------------------------------------------------------------------------------
                              Totals:    $3.1157       $0.0000
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 09/30/97:      146.04%
---------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, AT
  NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER CAPITAL APPRECIATION FUND
PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN

                              % RETURN WITHOUT      % RETURN AFTER
                                  DEDUCTING            DEDUCTING
                                MAXIMUM SALES        MAXIMUM SALES
                                   CHARGE               CHARGE
                              -------------------  -------------------
                                    CLASS                CLASS
                              -------------------  -------------------
                               A*     B**   C***    A*     B**   C***
-----------------------------------------------------------------------
Twelve Months Ended 09/30/97  25.55% 24.60% 24.57% 19.89% 19.60% 23.57%
-----------------------------------------------------------------------
Five Years Ended 09/30/97     19.96% 19.05% 19.03% 18.87% 18.85% 19.03%
-----------------------------------------------------------------------
Commencement of Operations
 Through 09/30/97+            17.16% 16.28% 18.70% 16.18% 16.19% 18.70%
-----------------------------------------------------------------------

* MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.5% OF THE PUBLIC OFFERING PRICE. CLASS A SHARES BEAR ONGOING 12B-1 SERVICE FEES.
** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5.0% AND IS
   REDUCED TO 0% AFTER 6 YEARS. CLASS B SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.
*** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1.0% AND IS
    REDUCED TO 0% AFTER 1 YEAR. CLASS C SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.
 + COMMENCEMENT OF OPERATIONS DATES ARE APRIL 7, 1992 FOR CLASS A AND CLASS B
   SHARES AND JULY 2, 1992 FOR CLASS C SHARES.

NOTE: THE FUND OFFERS CLASS Y SHARES TO INSIGHT INVESTMENT ADVISORY PROGRAM
  PARTICIPANTS. FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997, THERE WERE NO CLASS Y SHARES OUTSTANDING.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER UTILITY INCOME FUND
PERFORMANCE RESULTS
                 (UNAUDITED)

                           NET ASSET VALUE                 TOTAL RETURN/1/
                   -------------------------------- -----------------------------
                                                      12 MONTHS       6 MONTHS
                   09/30/97  03/31/97   09/30/96    ENDED 09/30/97 ENDED 09/30/97
---------------------------------------------------------------------------------
Class A Shares      $11.75    $10.20       $9.77         24.08%         17.12%
---------------------------------------------------------------------------------
Class B Shares       11.75     10.20        9.77         23.07          16.68
---------------------------------------------------------------------------------
Class C Shares       11.74     10.20        9.77         23.01          16.61
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED       PAID          RETURN/1/
---------------------------------------------------------------------------------
07/02/93-12/31/93   $10.00     $9.70       --          $0.2340          (0.70)%
---------------------------------------------------------------------------------
1994                  9.70      8.28       --           0.4829          (9.71)
---------------------------------------------------------------------------------
1995                  8.28     10.14       --           0.4662          28.82
---------------------------------------------------------------------------------
1996                 10.14     10.56       --           0.3530           7.90
---------------------------------------------------------------------------------
01/01/97-09/30/97    10.56     11.75       --           0.2425          13.75
---------------------------------------------------------------------------------
                              Totals:    $0.0000       $1.7786
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 09/30/97:       41.74%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED       PAID          RETURN/1/
---------------------------------------------------------------------------------
07/02/93-12/31/93   $10.00     $9.70       --          $0.2010          (1.02)%
---------------------------------------------------------------------------------
1994                  9.70      8.28       --           0.4169         (10.40)
---------------------------------------------------------------------------------
1995                  8.28     10.14       --           0.3980          27.87
---------------------------------------------------------------------------------
1996                 10.14     10.56       --           0.2756           7.06
---------------------------------------------------------------------------------
01/01/97-09/30/97    10.56     11.75       --           0.1777          13.07
---------------------------------------------------------------------------------
                              Totals:    $0.0000       $1.4692
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 09/30/97:       37.28%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED       PAID          RETURN/1/
---------------------------------------------------------------------------------
07/02/93-12/31/93   $10.00     $9.70       --          $0.2020          (1.01)%
---------------------------------------------------------------------------------
1994                  9.70      8.28       --           0.4158         (10.41)
---------------------------------------------------------------------------------
1995                  8.28     10.14       --           0.3970          27.86
---------------------------------------------------------------------------------
1996                 10.14     10.56       --           0.2766           7.07
---------------------------------------------------------------------------------
01/01/97-09/30/97    10.56     11.74       --           0.1800          13.00
---------------------------------------------------------------------------------
                              Totals:    $0.0000       $1.4714
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 09/30/97:       37.19%
---------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET
  ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALE CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER UTILITY INCOME FUND
PERFORMANCE RESULTS
                 (UNAUDITED) (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN

                              % RETURN WITHOUT      % RETURN AFTER
                                  DEDUCTING            DEDUCTING
                                MAXIMUM SALES        MAXIMUM SALES
                                   CHARGE               CHARGE
                              -------------------  -------------------
                                    CLASS                CLASS
                              -------------------  -------------------
                               A*     B**   C***    A*     B**   C***
-----------------------------------------------------------------------
Twelve Months Ended 09/30/97  24.08% 23.07% 23.01% 18.51% 18.07% 22.01%
-----------------------------------------------------------------------
Commencement of Operations
 Through 09/30/97+             8.55%  7.74%  7.73%  7.39%  7.37%  7.73%
-----------------------------------------------------------------------

* MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.5% OF THE PUBLIC OFFERING PRICE. CLASS A SHARES BEAR ONGOING 12B-1 SERVICE FEES.
** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5.0% AND IS
   REDUCED TO 0% AFTER 6 YEARS. CLASS B SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.
*** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1.0% AND IS
    REDUCED TO 0% AFTER 1 YEAR. CLASS C SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.
 + COMMENCEMENT OF OPERATIONS WAS JULY 2, 1993 FOR CLASS A, CLASS B AND CLASS C
   SHARES.
NOTE: THE FUND OFFERS CLASS Y SHARES TO INSIGHT INVESTMENT ADVISORY PROGRAM
  PARTICIPANTS. FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997, THERE WERE NO CLASS Y SHARES OUTSTANDING.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS                          SEPTEMBER 30, 1997 (UNAUDITED)

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 COMMON STOCKS -- 85.93%
 BUSINESS SERVICES -- 1.05%
   80,000  Sterling Commerce Inc.*...............................   $  2,875,000
                                                                    ------------
 FINANCIAL SERVICES -- 10.20%
   32,500  American Express Co...................................      2,660,937
   65,000  CCC Information Services Group, Inc.*.................      1,381,250
   82,500  ContiFinancial Corp.*.................................      2,681,250
   87,500  Countrywide Credit Industries, Inc....................      3,188,281
   65,000  Federal Home Loan Mortgage Corp.......................      2,291,250
   33,500  Federal National Mortgage Association.................      1,574,500
   45,000  Finova Group Inc......................................      4,258,125
   65,000  Homeside Inc.*........................................      1,681,875
  100,000  Medallion Financial Corp..............................      2,175,000
   82,500  Moneygram Payment Systems Inc.*.......................      1,479,844
   40,000  Morgan Stanley, Dean Witter, Discover & Co............      2,162,500
   16,000  SLM Holding Corp......................................      2,472,000
                                                                    ------------
                                                                      28,006,812
                                                                    ------------
 INSURANCE -- 28.15%
   35,000  Ace Limited...........................................      3,290,000
   30,000  Allstate Corp.........................................      2,411,250
   80,000  Ambac Inc.............................................      3,255,000
   90,000  Amerin Corp.*.........................................      2,581,875
   85,000  AmerUs Life Holdings Inc..............................      2,789,062
   75,000  Berkley (W.R.) Corp...................................      3,229,687
   25,000  Chubb Corp............................................      1,776,563
   55,000  Conseco Inc...........................................      2,684,688
   71,000  Enhance Financial Services Group Inc.(1)..............      3,887,250
   60,000  Everest Reinsurance Holdings Inc......................      2,460,000
   55,000  Executive Risk Inc....................................      3,760,625
  100,000  Frontier Insurance Group Inc.(1)......................      3,800,000
   22,500  Hartford Financial Services Group Inc.................      1,936,406
   65,000  Hartford Life Inc.....................................      2,498,438
   66,000  Horace Mann Educators Corp............................      3,704,250
   53,000  Liberty Financial Companies, Inc......................      2,782,500
   75,000  Life Re Corp..........................................      3,965,625
   90,000  Nationwide Financial Services Inc.*...................      2,508,750
   85,000  Orion Capital Corp....................................      3,851,562
   95,000  PennCorp Financial Group, Inc.(1).....................      2,945,000
   80,000  Reinsurance Group of America, Inc.....................      3,270,000
  103,000  ReliaStar Financial Corp..............................      4,100,687
   57,000  SunAmerica Inc........................................      2,233,688
   45,000  Travelers Group Inc...................................      3,071,250
   65,000  Travelers Property Casualty Corp......................      2,632,500
   65,000  Western National Corp.................................      1,864,688
                                                                    ------------
                                                                      77,291,344
                                                                    ------------

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 MONEY CENTER BANKS -- 1.57%
   21,250  Republic New York Corp................................   $  2,414,531
   16,000  The Chase Manhattan Corp..............................      1,888,000
                                                                    ------------
                                                                       4,302,531
                                                                    ------------
 REAL PROPERTY -- 6.51%
   85,000  Arden Realty Inc......................................      2,666,875
   80,000  CB Commercial Real Estate Services Group*.............      2,560,000
   75,000  Cornerstone Properties Inc............................      1,434,375
  100,000  Excel Realty Trust Inc................................      3,137,500
   70,000  Spieker Properties Inc................................      2,839,375
   55,000  Starwood Lodging Corp.................................      3,159,062
  125,000  Westfield America Inc.................................      2,078,125
                                                                    ------------
                                                                      17,875,312
                                                                    ------------
 REGIONAL BANKS -- 30.56%
  100,000  Atlantic Bancorp*.....................................      1,440,000
   45,000  BankAmerica Corp......................................      3,299,062
   30,000  BankBoston Corp.......................................      2,653,125
   32,800  BankNorth Group, Inc..................................      1,791,700
   50,000  BB & T Corp...........................................      2,671,875
   45,000  CCB Financial Corp....................................      3,628,125
   46,875  Chittenden Corp.......................................      1,804,688
   44,000  Comerica Inc..........................................      3,473,250
   32,500  CoreStates Financial Corp.............................      2,151,094
   70,000  Crestar Financial Corp................................      3,281,250
   55,000  Cullen Frost Bankers Inc..............................      2,605,625
   70,000  First American Corp. of Tennessee.....................      3,421,250
    9,000  First Empire State Corp...............................      3,735,000
   60,000  First Security Corp...................................      1,785,000
   70,000  First Union Corp......................................      3,504,375
   59,062  First Western Bancorp, Inc............................      1,594,674
   25,000  Fleet Financial Group, Inc............................      1,639,063
   90,000  HUBCO, Inc............................................      2,846,250
   50,000  Marshall and IIsley Corp..............................      2,531,250
   45,000  NationsBank Corp......................................      2,787,187
   60,000  Northern Trust Corp...................................      3,547,500
   55,000  Norwest Corp..........................................      3,368,750
   28,940  Old Kent Financial Corp...............................      1,866,630
   35,000  Seacoast Banking Corp. of Florida.....................      1,242,500
   70,000  SouthTrust Corp.......................................      3,447,500
   63,750  Summit Bancorp, Inc...................................      2,832,891
   70,000  Texas Regional Bankshares Inc.........................      2,187,500
   55,000  Trans Financial Bancorp, Inc..........................      1,753,125
   25,481  US Bancorp of Oregon, Inc.............................      2,458,892
   40,000  Westamerica Bancorporation............................      3,490,000

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
 COMMON STOCKS -- (CONCLUDED)
 REGIONAL BANKS -- (CONCLUDED)
  45,000   Wilmington Trust Corp..................................   $ 2,458,125
  70,000   Zions Bancorporation...................................     2,625,000
                                                                     -----------
                                                                      83,922,256
                                                                     -----------
 THRIFT INSTITUTIONS -- 7.89%
  35,000   Ahmanson, H F & Co.....................................     1,988,438
  50,000   Bank United Corp.......................................     2,212,500
  40,437   Charter One Financial, Inc.............................     2,390,838
  45,000   Coast Savings Financial, Inc.*.........................     2,359,687

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 THRIFT INSTITUTIONS -- (CONCLUDED)
  75,000   Commonwealth Bancorp Inc..............................   $  1,350,000
  60,000   Dime Bancorp Inc. New.................................      1,256,250
  50,000   Dime Community Bancorp Inc............................      1,018,750
  30,000   First Palm Beach Bancorp Inc..........................      1,044,375
  50,000   Golden State Bancorp Inc.*............................      1,493,750
  39,999   Queens County Bancorp Inc.............................      2,072,448
  15,000   RCSB Financial Inc....................................        817,500
  52,500   Washington Mutual, Inc.(1)............................      3,661,875
                                                                    ------------
                                                                      21,666,411
                                                                    ------------
 Total Common Stocks (cost -- $151,544,810).......................   235,939,666
                                                                    ------------

 MONEY MARKET FUND -- 0.87%
  2,393,674  Liquid Assets Portfolio (cost--$2,393,674)...........     2,393,674
                                                                    ------------

 PRINCIPAL
   AMOUNT                                                                              MATURITY INTEREST
   (000)                                                                                DATES    RATES
 ----------                                                                            -------- --------
 U.S. GOVERNMENT OBLIGATIONS -- 2.18%
    $ 6,000  U.S. Treasury Bills (cost -- $5,988,375)(1).............................. 10/16/97  4.650%@    5,988,375
                                                                                                         ------------
 REPURCHASE AGREEMENTS -- 12.86%
     11,000  Repurchase agreement dated 09/30/97 with Citicorp Securities, Inc., collateralized by $9,810,000 U.S. Treasury Bonds, 7.500%, due 11/15/16;
              proceeds; $11,001,833................................................... 10/01/97   6.000    11,000,000
     12,000  Repurchase agreement dated 09/30/97 with Daiwa Securities America, Inc., collateralized by $9,160,000 U.S. Treasury Bonds, 9.125%, due 05/15/18;
              proceeds; $12,002,017................................................... 10/01/97   6.050    12,000,000
     12,315  Repurchase agreement dated 09/30/97 with Salomon Brothers, Inc., collateralized by $10,450,000 U.S. Treasury Bonds, 8.125%, due 08/15/19;
              proceeds; $12,317,052................................................... 10/01/97   6.000    12,315,000
                                                                                                         ------------
 Total Repurchase Agreements (cost -- $35,315,000)...................................                      35,315,000
                                                                                                         ------------
 NUMBER OF
   SHARES
 ----------
 INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 7.14%
 MONEY MARKET FUNDS -- 2.81%
 10,062,026  Liquid Assets Portfolio..................................................                      7,668,352
     37,748  Prime Portfolio..........................................................                         37,748
                                                                                                         ------------
 Total Money Market Funds (cost -- $7,706,100).......................................                       7,706,100
                                                                                                         ------------
 PRINCIPAL
   AMOUNT
   (000)
 ----------
 REPURCHASE AGREEMENT -- 4.33%
     11,896  Repurchase agreement dated 09/30/97 with Union Bank of Switzerland, collateralized by $11,752,000 U.S. Treasury Notes, 6.375%, due 05/15/99;
              proceeds; $11,897,999 (cost -- $11,896,000)............................. 10/01/97   6.050    11,896,000
                                                                                                         ------------
 Total Investments of Cash Collateral for Securities Loaned (Cost--$19,602,100)......                      19,602,100
                                                                                                         ------------
 Total Investments (cost -- $214,843,959) -- 108.98%.................................                     299,238,815
 Liabilities in excess of other assets -- (8.98)%....................................                     (24,638,165)
                                                                                                         ------------
 Net Assets 100.00%..................................................................                    $274,600,650
                                                                                                         ============

---------
*NON-INCOME PRODUCING SECURITY
@YIELD TO MATURITY AT DATE OF PURCHASE
(1)SECURITY, OR PORTION THEREOF, WAS ON LOAN AT SEPTEMBER 30, 1997

                 See accompanying notes to financial statements

PAINEWEBBER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS                          SEPTEMBER 30, 1997 (UNAUDITED)

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 COMMON STOCKS -- 96.01%
 AIRLINES -- 0.14%
   13,500  Southwest Airlines Co. ...............................   $    431,156
                                                                    ------------
 APPAREL, RETAIL -- 0.96%
   24,000  Stein Mart Inc.*......................................        786,000
   67,600  TJX Companies, Inc. (1)...............................      2,066,025
                                                                    ------------
                                                                       2,852,025
                                                                    ------------
 APPAREL, TEXTILES -- 1.17%
   23,700  Jones Apparel Group Inc.*.............................      1,279,800
   54,250  Unifi Inc. ...........................................      2,220,859
                                                                    ------------
                                                                       3,500,659
                                                                    ------------
 CHEMICALS -- 0.78%
   17,800  Cytec Industries Inc.*................................        852,175
   29,100  Praxair, Inc. ........................................      1,489,556
                                                                    ------------
                                                                       2,341,731
                                                                    ------------
 COMPUTER HARDWARE -- 2.00%
   20,000  Cisco Systems, Inc.*..................................      1,461,250
   23,200  EMC Corp.*............................................      1,354,300
   16,600  Security Dynamics Tech Inc. ..........................        616,275
   37,500  Sun Microsystems Inc.*................................      1,755,469
   10,900  Sync Research Inc.*...................................         42,237
   18,400  Western Digital Corp.*................................        737,150
                                                                    ------------
                                                                       5,966,681
                                                                    ------------
 COMPUTER SOFTWARE -- 6.15%
   47,100  Cadence Design Systems Inc.*..........................      2,519,850
   11,800  Compuware Corp.*......................................        713,900
    9,800  Edwards J D & Co. ....................................        328,300
   29,400  Electronic Arts Inc.*.................................      1,135,575
   20,550  Harbinger Corp.*......................................        747,506
   47,000  ICG Communications Inc.*..............................      1,151,500
   32,050  McAfee Associates Inc.*...............................      1,698,650
   99,075  Oracle Systems Corp.*.................................      3,610,046
   59,300  Peoplesoft Inc.*......................................      3,543,175
   14,280  Registry Inc. ........................................        658,665
   62,400  Sterling Commerce Inc.*...............................      2,242,500
                                                                    ------------
                                                                      18,349,667
                                                                    ------------
 CONSUMER DURABLES -- 1.39%
  136,850  Pier 1 Imports Inc. ..................................      2,454,747
   38,300  Samsonite Corp. New (1)...............................      1,680,412
                                                                    ------------
                                                                       4,135,159
                                                                    ------------

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 DEFENSE/AEROSPACE -- 0.24%
   12,500  Sundstrand Corp. .....................................   $    720,313
                                                                    ------------
 DIVERSIFIED RETAIL -- 2.13%
  145,100  Family Dollar Stores Inc. ............................      3,310,094
   35,200  Kohls Corp.*..........................................      2,499,200
   25,900  Saks Holdings Inc.*...................................        540,662
                                                                    ------------
                                                                       6,349,956
                                                                    ------------
 DRUGS & MEDICINE -- 3.34%
    7,000  Andrx Corp. ..........................................        318,500
   73,100  Biochem Pharmaceuticals Inc.*.........................      2,302,650
   42,800  Forest Labs Inc.*.....................................      1,802,950
   58,700  North American Vaccine Inc.* (1)......................      1,482,175
   68,240  Watson Pharmaceuticals, Inc.*.........................      4,077,340
                                                                    ------------
                                                                       9,983,615
                                                                    ------------
 ELECTRIC UTILITIES -- 1.69%
  115,404  AES Corp.*............................................      5,048,925
                                                                    ------------
 ELECTRICAL EQUIPMENT -- 4.82%
   39,000  ADC Telecommunications Inc.*..........................      1,267,500
    1,700  Ciena Corp. ..........................................         82,684
   21,900  Hadco Corp. ..........................................      1,186,022
   14,400  KLA-Tencor Corp.*.....................................        972,900
  134,800  Pairgain Technologies Inc. ...........................      3,841,800
   67,600  SCI Systems Inc.* (1).................................      3,350,425
   44,700  Solectron Corp.*......................................      1,989,150
   32,800  Tellabs, Inc.*........................................      1,689,200
                                                                    ------------
                                                                      14,379,681
                                                                    ------------
 ELECTRICAL POWER -- 0.51%
   56,600  Westinghouse Electric Corp. ..........................      1,531,738
                                                                    ------------
 ENERGY RESERVES & PRODUCTION -- 4.08%
   69,700  Anadarko Petroleum Corp. .............................      5,005,331
  100,600  Apache Corp. (1)......................................      4,313,225
   68,100  Pioneer Natural Resources Co. ........................      2,851,688
                                                                    ------------
                                                                      12,170,244
                                                                    ------------
 ENTERTAINMENT -- 1.15%
  108,200  Westwood One Inc.*....................................      3,435,350
                                                                    ------------

PAINEWEBBER CAPITAL APPRECIATION FUND

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 COMMON STOCKS -- (CONTINUED)
 ENVIRONMENTAL SERVICES -- 2.86%
   47,100  Newpark Resources Inc.*...............................   $  1,851,619
  181,200  Philip Services Corp. ................................      3,306,900
   18,300  Republic Industries Inc.* (1).........................        602,756
   69,600  USA Waste Services Inc.* (1)..........................      2,775,300
                                                                    ------------
                                                                       8,536,575
                                                                    ------------
 FINANCIAL SERVICES -- 1.36%
   16,800  Credit Acceptance Corp.*..............................        233,100
   13,600  Green Tree Financial Corp. ...........................        639,200
   55,866  Mutual Risk Management Limited........................      2,838,691
   53,200  World Acceptance Corp.*...............................        352,450
                                                                    ------------
                                                                       4,063,441
                                                                    ------------
 FREIGHT, AIR, SEA, LAND -- 0.87%
   29,400  Tidewater Inc. .......................................      1,741,950
   25,900  US Freightways Corp. .................................        870,888
                                                                    ------------
                                                                       2,612,838
                                                                    ------------
 HOTELS -- 2.90%
   42,400  Four Seasons Hotels Inc...............................      1,738,400
   68,200  HFS Inc.*.............................................      5,076,637
   82,300  Prime Hospitality Corp.* (1)..........................      1,856,894
                                                                    ------------
                                                                       8,671,931
                                                                    ------------
 HOUSEHOLD PRODUCTS -- 0.56%
   41,500  Newell Co. ...........................................      1,660,000
                                                                    ------------
 INDUSTRIAL PARTS -- 1.25%
   31,100  Culligan Water Technologies Inc.......................      1,430,600
   35,900  Ionics Inc.*..........................................      1,590,819
   31,400  Rental Service Corp...................................        704,537
                                                                    ------------
                                                                       3,725,956
                                                                    ------------
 INDUSTRIAL SERVICES/SUPPLIES -- 1.50%
   46,500  Apollo Group Inc......................................      1,970,438
   81,118  CUC International, Inc.*..............................      2,514,658
                                                                    ------------
                                                                       4,485,096
                                                                    ------------
 INFORMATION & COMPUTER SERVICES -- 5.23%
   35,800  A. C. Nielson Corp....................................        859,200
   33,400  America Online Inc.* .................................      2,519,612
   21,900  CKS Group Inc. (1)....................................        821,250
   21,500  Concord EFS Inc.......................................        580,500
   14,700  Fiserv Inc. ..........................................        644,963
   89,000  HBO & Co..............................................      3,359,750
   58,800  Medaphis Corp.*.......................................        418,950
   75,100  Snyder Communications Inc. (1)........................      2,065,250
   55,050  Sylvan Learning Systems Inc.*.........................      2,415,319
   60,125  Technology Solutions Co.*.............................      1,939,031
                                                                    ------------
                                                                      15,623,825
                                                                    ------------

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 LEISURE -- 0.45%
   38,200  Callaway Golf Co. ....................................   $  1,332,225
                                                                    ------------
 LONG DISTANCE & PHONE COMPANIES -- 4.99%
   21,700  Intermedia Communications of Florida Inc.* (1)........      1,018,544
   33,700  Teleport Communications Group Inc.*...................      1,512,287
  349,592  WorldCom, Inc.* (1)...................................     12,366,817
                                                                    ------------
                                                                      14,897,648
                                                                    ------------
 MEDIA -- 1.59%
   33,000  Clear Channel Communications..........................      2,140,875
   16,900  Emmis Broadcasting Corp. .............................        806,975
   33,700  Tribune Co. ..........................................      1,796,631
                                                                    ------------
                                                                       4,744,481
                                                                    ------------
 MEDICAL PRODUCTS -- 1.87%
   25,500  Arrow International Inc...............................        844,688
   23,500  Guidant Corp. ........................................      1,316,000
    5,900  Lifecore Biomedical Inc...............................        106,200
   19,700  Sola International Inc.*..............................        675,956
   61,400  Sybron International Corp.*...........................      2,636,362
                                                                    ------------
                                                                       5,579,206
                                                                    ------------
 MEDICAL PROVIDERS -- 11.53%
   40,300  Access Health Inc.*...................................      1,390,350
   50,295  Concentra Managed Care Inc. (1).......................      1,776,042
   12,700  FPA Medical Management Inc............................        436,563
   73,700  Genesis Health Ventures Inc.* (1).....................      2,869,694
   79,987  Health Management Associates Inc.*....................      2,529,589
   45,400  HEALTHSOUTH Corp.* (1)................................      1,211,613
  131,800  Loewen Group Inc......................................      3,632,737
   35,200  Orthodontic Centers America Inc. (1)..................        704,000
  162,500  Oxford Health Plans Inc.*.............................     12,167,187
   35,700  Pediatrix Medical Group*..............................      1,575,263
   69,175  Phycor Inc.* (1)......................................      2,010,398
   36,900  Total Renal Care Holdings Inc.*.......................      1,845,000
   39,400  Wellpoint Health Networks Inc. .......................      2,282,737
                                                                    ------------
                                                                      34,431,173
                                                                    ------------
 MOTOR VEHICLES -- 1.68%
   27,700  Cooper Tire & Rubber Co...............................        735,781
   81,800  Gentex Corp.*.........................................      2,029,662
   33,900  Lear Corp.*...........................................      1,669,575
   17,300  OEA Inc...............................................        594,688
                                                                    ------------
                                                                       5,029,706
                                                                    ------------
 OIL SERVICES -- 7.39%
   43,600  BJ Services Co.*......................................      3,237,300
   43,190  Camco International Inc. .............................      3,012,503
  100,300  Falcon Drilling (1)...................................      3,541,844

PAINEWEBBER CAPITAL APPRECIATION FUND

 NUMBER OF
  SHARES                                                            VALUE
 ---------                                                       -----------
 COMMON STOCKS -- (CONCLUDED)
 OIL SERVICES -- (CONCLUDED)
  85,800   Nabors Industries Inc.* (1)........................   $ 3,340,837
  95,300   Noble Drilling Corp. ..............................     3,073,425
  67,900   Reading & Bates Corp.*.............................     2,822,094
  63,200   Transocean Offshore Inc. ..........................     3,029,650
                                                                 -----------
                                                                  22,057,653
                                                                 -----------
 OTHER INSURANCE -- 2.35%
  17,500   Executive Risk Inc. ...............................     1,196,562
  85,676   Frontier Insurance Group Inc. (1)..................     3,255,688
  20,600   Hartford Life Inc. ................................       791,813
  30,700   MGIC Investment Corp. .............................     1,759,494
                                                                 -----------
                                                                   7,003,557
                                                                 -----------
 REAL PROPERTY -- 0.25%
  28,100   Wilmar Industries Inc.*............................       758,700
                                                                 -----------
 SEMICONDUCTOR -- 5.87%
  11,900   Applied Materials Inc.*............................     1,133,475
  78,800   Atmel Corp. .......................................     2,871,275
  12,700   Lattice Semiconductor Corp.* ......................       827,087
  23,700   Maxim Integrated Productions Inc.*.................     1,693,069
  35,700   Microchip Technology Inc.*.........................     1,612,078
  42,800   Micron Technology, Inc.* (1).......................     1,484,625
  65,300   National Semiconductor Corp.*......................     2,677,300

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 SEMICONDUCTOR -- (CONCLUDED)
   15,600  Novellus Systems Inc.* (1)............................   $  1,965,600
   22,300  Uniphase Corp.*.......................................      1,772,850
   10,700  Unitrode Corp. .......................................        793,137
   13,500  Xilinx Inc.*..........................................        683,438
                                                                    ------------
                                                                      17,513,934
                                                                    ------------
 SPECIALTY RETAIL -- 9.47%
   73,400  Bed, Bath & Beyond Inc.* (1)..........................      2,578,175
  147,900  Consolidated Stores Corp.*............................      6,193,312
   16,200  CVS Corp. ............................................        921,375
  140,589  Dollar General Corp. .................................      4,788,804
  123,850  Home Shopping Network Inc. ...........................      5,031,406
   80,500  Lowe's Companies Inc. ................................      3,129,438
   17,200  MSC Industrial Direct Inc., Class A*..................        791,200
   91,300  United States Office Products Co. (1).................      3,218,325
   62,200  Zale Corp.*...........................................      1,613,313
                                                                    ------------
                                                                      28,265,348
                                                                    ------------
 WIRELESS TELECOMMUNICATIONS -- 1.49%
   16,200  Advanced Fibre Communications.........................        664,200
   29,500  Concentric Network Corp. Delaware.....................        383,500
   27,700  Nokia Corp. ADR.......................................      2,598,606
   23,100  Premiere Technologies Inc.............................        788,288
                                                                    ------------
                                                                       4,434,594
                                                                    ------------
 Total Common Stocks (cost -- $171,072,473).......................   286,624,787
                                                                    ------------

 PRINCIPAL
   AMOUNT                                          MATURITY INTEREST
   (000)                                             DATE     RATE
 ----------                                        -------- --------
 REPURCHASE AGREEMENT -- 3.75%
    $11,206 Repurchase Agreement dated 09/30/97
             with State Street Bank & Trust Co.,
             collateralized by $11,436,543 U.S.
             Treasury Bonds, 12.000% due
             08/15/13;
             proceeds; $11,207,556 (cost --
              $11,206,000)......................   10/01/97  5.000%  11,206,000
                                                                     ----------
 NUMBER OF
   SHARES
 ----------
 INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 14.81%
 MONEY MARKET FUNDS -- 5.95%
 14,009,182 Liquid Assets Portfolio.............                     14,009,182
  2,544,568 Prime Portfolio.....................                      2,544,568
     73,349 TempCash Portfolio..................                         73,349
  1,149,105 TempFund Portfolio..................                      1,149,105
                                                                     ----------
 Total Money Market Funds (cost--$17,776,204)....                    17,776,204
                                                                     ----------

PAINEWEBBER CAPITAL APPRECIATION FUND

 PRINCIPAL
  AMOUNT                                        MATURITY INTEREST
   (000)                                         DATES    RATES      VALUE
 ---------                                      -------- -------- ------------
 INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- (CONCLUDED)
 REPURCHASE AGREEMENTS -- 8.86%
  $13,243  Repurchase Agreement dated
            09/30/97 with Dresdner Bank AG,
            collateralized by $13,508,581
            U.S. Treasury Notes, 5.875% due
            04/30/98;
            proceeds: $13,245,170............   10/01/97  5.900%  $ 13,243,000
   13,200  Repurchase Agreement dated
            09/30/97 with Union Bank of Swit-
            zerland,
            collateralized by $13,464,280
            U.S. Treasury Notes, 6.000% due
            05/31/98;
            proceeds: $13,202,218............   10/01/97  6.050     13,200,000
                                                                  ------------
 Total Repurchase Agreements (cost --
  $26,443,000)................................                      26,443,000
                                                                  ------------
 Total Investments of Cash Collateral for
 Securities Loaned (cost -- $44,219,204)......                      44,219,204
                                                                  ------------
 Total Investments (cost -- $226,497,677) --
  114.57%.....................................                     342,049,991
 Liabilities in excess of other assets --
  (14.57)%....................................                     (43,498,825)
                                                                  ------------
 Net Assets -- 100.00%........................                    $298,551,166
                                                                  ============

---------
*NON-INCOME PRODUCING SECURITY
ADR AMERICAN DEPOSITARY RECEIPT
(1)SECURITY, OR PORTION THEREOF, WAS ON LOAN AT SEPTEMBER 30, 1997.



                 See accompanying notes to financial statements

PAINEWEBBER UTILITY INCOME FUND
PORTFOLIO OF INVESTMENTS                          SEPTEMBER 30, 1997 (UNAUDITED)

 NUMBER OF
  SHARES                                                    VALUE
 ---------                                               -----------
 COMMON STOCKS -- 87.37%
 ELECTRIC UTILITIES -- 34.27%
  12,500   Allegheny Power Systems Inc................   $   378,125
  22,500   Baltimore Gas & Electric Co................       624,375
  17,500   Boston Edison Co...........................       537,031
  18,000   Carolina Power & Light.....................       646,875
  15,000   CILCORP Inc................................       627,187
  14,000   CMS Energy Corp. ..........................       518,000
  25,000   DPL Inc....................................       612,500
  20,000   DQE Inc....................................       675,000
  25,000   Edison International Inc...................       631,250
  13,000   FPL Group Inc..............................       666,250
  15,000   New Century Energies Inc...................       623,437
  15,000   NIPSCO Industries Inc......................       631,875
  15,000   Ohio Edison Co.............................       351,563
  22,500   PECO Energy Co.............................       527,344
  30,000   Public Service Co. of New Mexico...........       579,375
  20,000   Puget Sound Power & Light Co...............       532,500
  21,000   SCANA Corp.................................       526,313
  17,500   Sierra Pacific Resources...................       561,094
  22,500   Southern Co.(1)............................       507,656
  20,000   Wisconsin Energy Corp......................       520,000
                                                         -----------
                                                          11,277,750
                                                         -----------
 FINANCIAL SERVICES -- 2.84%
  20,000   INMC Mortgage Holdings Inc.................       500,000
  20,000   Medallion Financial Corp...................       435,000
                                                         -----------
                                                             935,000
                                                         -----------
 GAS UTILITY -- 10.36%
  30,000   AGL Resources Inc..........................       568,125
  25,000   CMS Energy Corp., Class G..................       539,063
  10,000   El Paso Natural Gas Co.....................       605,625
  20,000   MCN Energy Group Inc. .....................       640,000
  17,500   NICOR Inc..................................       656,250
  20,000   Public Service Co. of North Carolina.......       401,250
                                                         -----------
                                                           3,410,313
                                                         -----------
 INFORMATION & COMPUTER SERVICES -- 0.17%
   2,000   International Telecomm Data
            Systems Inc.*.............................        55,000
                                                         -----------

 NUMBER OF
  SHARES                                                    VALUE
 ---------                                               -----------
 LONG DISTANCE & PHONE COMPANIES -- 18.41%
   7,500   Ameritech Corp.............................   $   498,750
   5,688   Bell Atlantic Corp.........................       457,528
  11,000   BellSouth Corp.............................       508,750
  10,000   Brooks Fiber Properties, Inc.*.............       466,875
  10,000   GTE Corp...................................       453,750
  20,000   LCI International Inc.*....................       532,500
   9,000   SBC Communications Inc.....................       552,375
  25,000   Smartalk Teleservices Inc.*(1).............       618,750
  12,500   Telco Communications Group Inc.*...........       409,375
  12,000   Teleport Communications Group Inc.*........       538,500
  15,000   US West Communications Group...............       577,500
  12,564   WorldCom, Inc.*............................       444,452
                                                         -----------
                                                           6,059,105
                                                         -----------
 MEDIA -- 0.83%
   5,000   Univision Communications Inc.*.............       271,250
                                                         -----------
 REAL PROPERTY -- 18.47%
  25,000   Ambassador Apartments Inc..................       595,313
  20,000   Cousins Properties Inc.....................       598,750
  17,000   Crescent Real Estate Equities..............       682,125
  27,500   Excel Realty Trust Inc.....................       862,812
  22,500   Franchise Finance Corp. America............       620,156
  18,000   Spieker Properties Inc.....................       730,125
  12,000   Starwood Lodging Corp......................       689,250
  10,000   Storage USA Inc............................       406,250
  18,000   Sun Communities............................       645,750
  15,000   Westfield America Inc......................       249,375
                                                         -----------
                                                           6,079,906
                                                         -----------
 WATER -- 2.02%
  30,000   American Water Works Co. Inc...............       663,750
                                                         -----------
 Total Common Stocks (cost -- $21,840,011).............   28,752,074
                                                         -----------

PAINEWEBBER UTILITY INCOME FUND

 PRINCIPAL
  AMOUNT                                         MATURITY INTEREST
   (000)                                          DATES    RATES      VALUE
 ---------                                       -------- -------- -----------
 CORPORATE BONDS -- 8.99%
 CABLE -- 3.58%
    $  300 Comcast Cable Communications.......   05/01/17  8.875%  $   341,237
       750 TCI Communications, Inc............   03/31/27  9.650       834,789
                                                                   -----------
                                                                     1,176,026
                                                                   -----------
 ELECTRIC UTILITIES -- 3.88%
       750 Georgia Power Co...................   02/01/23  7.950       763,649
       500 Texas Utilities Electric Capital...   01/30/37  8.175       514,015
                                                                   -----------
                                                                     1,277,664
                                                                   -----------
 PUBLISHING -- 1.53%
       500 News America Holdings Inc..........   10/17/96  8.250       503,939
                                                                   -----------
 Total Corporate Bonds (cost -- $2,772,266)....                      2,957,629
                                                                   -----------
 CONVERTIBLE BOND -- 1.93%
 CABLE -- 1.93%
       650 International Cabletel Inc.
            (cost -- $650,000)................   06/15/08  7.000       635,375
                                                                   -----------
 REPURCHASE AGREEMENT -- 1.67%
       550 Repurchase agreement dated 09/30/97
            with State Street Bank and Trust
            Co., collateralized by $384,846
            U.S. Treasury Bonds, 12.000%, due
            08/15/13;
            proceeds; $550,076 (cost --
             $550,000)........................   10/01/97  5.000       550,000
                                                                   -----------
 NUMBER OF
  SHARES
 ---------
 INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED -- 3.18%
 MONEY MARKET FUNDS -- 3.18%
 1,004,600 Liquid Assets Portfolio............                       1,004,600
    42,700 TempCash Portfolio.................                          42,700
                                                                   -----------
 Total Investments of Cash Collateral For Secu-
  rities Loaned (cost -- $1,047,300)...........                      1,047,300
                                                                   -----------
 Total Investments (cost -- $26,859,577) --
   103.14%.....................................                     33,942,378
 Liabilities in excess of other assets --
   (3.14)%.....................................                     (1,032,278)
                                                                   -----------
 Net Assets -- 100.00%.........................                    $32,910,100
                                                                   ===========

---------
*NON-INCOME PRODUCING SECURITY
(1)SECURITY, OR PORTION THEREOF, WAS ON LOAN AT SEPTEMBER 30, 1997

                 See accompanying notes to financial statements

PAINEWEBBER
STATEMENT OF ASSETS AND LIABILITIES

                                           SEPTEMBER 30, 1997 (UNAUDITED)
                                        --------------------------------------
                                         FINANCIAL     CAPITAL       UTILITY
                                          SERVICES   APPRECIATION    INCOME
                                        GROWTH FUND      FUND         FUND
                                        ------------ ------------  -----------
ASSETS
Investments in securities, at value
 (cost--$159,926,859, $171,072,473,
 and $25,262,277 respectively)........  $244,321,715 $286,624,787  $32,345,078
Repurchase Agreements (cost--
 $35,315,000, $11,206,000, and
 $550,000, respectively)..............    35,315,000   11,206,000      550,000
Investments of Cash Collateral for
 Securities Loaned (cost--$21,995,774,
 $44,219,204 and $1,047,300,
 respectively)........................    19,602,100   44,219,204    1,047,300
Receivable for investments sold.......     2,887,440    4,529,903        6,874
Receivable for fund shares sold.......       --           226,652      --
Dividends and interest receivable.....       454,276      125,961      172,432
Deferred organizational expenses......       --           --            21,157
Other assets..........................        76,812       24,164       39,736
                                        ------------ ------------  -----------
Total assets..........................   302,657,343  346,956,671   34,182,577
                                        ------------ ------------  -----------
LIABILITIES
Collateral for securities loaned......    19,602,100   44,118,759    1,047,300
Payable for investments purchased.....     5,327,083    3,076,829      --
Payable for fund shares repurchased...       218,451      392,307       88,277
Payable to affiliate..................       274,192      419,286       41,085
Due to custodian......................     2,390,848      --            17,858
Accrued expenses and other
 liabilities..........................       244,019      398,324       77,957
                                        ------------ ------------  -----------
Total liabilities.....................    28,056,693   48,405,505    1,272,477
                                        ------------ ------------  -----------
NET ASSETS
Capital Stock/Beneficial Interest
 shares of $0.001 par value
 outstanding..........................   174,091,902  137,210,040   31,048,506
Accumulated net investment income
 (loss)...............................     1,277,364   (2,332,422)      10,510
Accumulated net realized gains
 (losses) from investments............    14,836,528   48,121,234   (5,231,717)
Net unrealized appreciation of
 investments..........................    84,394,856  115,552,314    7,082,801
                                        ------------ ------------  -----------
Net assets............................  $274,600,650 $298,551,166  $32,910,100
                                        ============ ============  ===========
CLASS A:
Net assets............................  $139,831,546 $101,969,980  $ 6,550,527
                                        ------------ ------------  -----------
Shares outstanding....................     4,582,385    5,479,471      557,725
                                        ------------ ------------  -----------
Net asset and redemption value per
 share................................        $30.52       $18.61       $11.75
                                              ======       ======       ======
Maximum offering price per share (net
 asset value plus sales charge of
 4.50% of offering price).............        $31.95       $19.49       $12.30
                                              ======       ======       ======
CLASS B:
Net assets............................  $102,781,605 $166,180,297  $19,837,647
                                        ------------ ------------  -----------
Shares outstanding....................     3,460,563    8,865,244    1,688,317
                                        ------------ ------------  -----------
Net asset value and offering price per
 share................................        $29.70       $18.75       $11.75
                                              ======       ======       ======
CLASS C:
Net assets............................  $ 31,987,499 $ 30,400,889  $ 6,521,926
                                        ------------ ------------  -----------
Shares outstanding....................     1,078,402    1,712,987      555,398
                                        ------------ ------------  -----------
Net asset value and offering price per
 share................................        $29.66       $17.75       $11.74
                                              ======       ======       ======

                 See accompanying notes to financial statements

PAINEWEBBER
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

                                             FINANCIAL    CAPITAL      UTILITY
                                             SERVICES   APPRECIATION    INCOME
                                            GROWTH FUND     FUND         FUND
                                            ----------- ------------  ----------
INVESTMENT INCOME:
Dividends.................................  $ 1,515,297  $   276,611  $  635,858
Interest..................................      849,240      176,058     188,863
                                            -----------  -----------  ----------
                                              2,364,537      452,669     824,721
                                            -----------  -----------  ----------
EXPENSES:
Investment advisory and administration....      690,034    1,343,487     114,248
Service fees--Class A.....................      138,648      111,966       7,636
Service and distribution fees--Class B....      328,137      756,498      99,953
Service and distribution fees--Class C....      103,038      135,452      32,719
Transfer agency and service...............       70,864      121,565      24,019
Custody and accounting....................       59,146       80,927      10,577
Reports and notices to shareholders.......       42,101       96,670      36,116
Federal and state registration fees.......       40,891       49,455      33,819
Legal and audit...........................       38,950       51,567      34,387
Amortization of organizational expenses...          --           650      14,134
Directors/Trustees' fees..................        5,250        5,250       5,250
Other expenses............................       11,192       32,233      17,927
                                            -----------  -----------  ----------
                                              1,528,251    2,785,720     430,785
                                            -----------  -----------  ----------
NET INVESTMENT INCOME (LOSS)..............      836,286   (2,333,051)    393,936
                                            -----------  -----------  ----------
REALIZED AND UNREALIZED GAINS FROM
 INVESTMENT ACTIVITIES:
Net realized gains from investment
 transactions.............................    7,873,789   28,139,877     542,131
Net change in unrealized
 appreciation/depreciation of investments.   42,432,976   59,689,839   4,082,899
                                            -----------  -----------  ----------
NET REALIZED AND UNREALIZED GAINS FROM
 INVESTMENT ACTIVITIES....................   50,306,765   87,829,716   4,625,030
                                            -----------  -----------  ----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS...............................  $51,143,051  $85,496,665  $5,018,966
                                            ===========  ===========  ==========



                 See accompanying notes to financial statements

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                  FOR THE SIX
                                                  MONTHS ENDED       FOR THE
                                               SEPTEMBER 30, 1997   YEAR ENDED
                                                  (UNAUDITED)     MARCH 31, 1997
                                               ------------------ --------------
FROM OPERATIONS:
Net investment income........................     $    836,286     $    701,720
Net realized gains from investment
 transactions................................        7,873,789       15,834,386
Net change in unrealized
 appreciation/depreciation of investments....       42,432,976        9,457,066
                                                  ------------     ------------
Net increase in net assets resulting from
 operations..................................       51,143,051       25,993,172
                                                  ------------     ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
Net investment income--Class A...............          --              (672,645)
Net investment income--Class B...............          --               (73,321)
Net investment income--Class C...............          --               (31,544)
Net realized gains from investment
 transactions--Class A.......................          --            (9,905,437)
Net realized gains from investment
 transactions--Class B.......................          --            (4,194,912)
Net realized gains from investment
 transactions--Class C.......................          --            (1,240,890)
                                                  ------------     ------------
Total dividends and distributions to
 shareholders................................          --           (16,118,749)
                                                  ------------     ------------
FROM CAPITAL STOCK TRANSACTIONS:
Net proceeds from the sale of shares.........      155,436,169       72,986,530
Cost of shares repurchased...................      (71,575,759)     (55,705,343)
Proceeds from dividends reinvested...........          --            13,302,440
                                                  ------------     ------------
Net increase in net assets from capital stock
 transactions................................       83,860,410       30,583,627
                                                  ------------     ------------
Net increase in net assets...................      135,003,461       40,458,050
NET ASSETS:
Beginning of period..........................      139,597,189       99,139,139
                                                  ------------     ------------
End of period (including undistributed net
 investment income of
 $1,277,364 and $441,078, respectively)......     $274,600,650     $139,597,189
                                                  ============     ============



                 See accompanying notes to financial statements

PAINEWEBBER CAPITAL APPRECIATION FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                 FOR THE SIX
                                                 MONTHS ENDED       FOR THE
                                              SEPTEMBER 30, 1997   YEAR ENDED
                                                 (UNAUDITED)     MARCH 31, 1997
                                              ------------------ --------------
FROM OPERATIONS:
Net investment loss..........................    $ (2,333,051)    $ (4,625,849)
Net realized gains from investment
 transactions................................      28,139,877       43,647,978
Net change in unrealized
 appreciation/depreciation of investments....      59,689,839      (39,065,630)
                                                 ------------     ------------
Net increase (decrease) in net assets
 resulting from operations...................      85,496,665          (43,501)
                                                 ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains from investment
 transactions--Class A.......................         --           (11,486,154)
Net realized gains from investment
 transactions--Class B.......................         --           (21,420,626)
Net realized gains from investment
 transactions--Class C.......................         --            (4,124,987)
                                                 ------------     ------------
Total distributions to shareholders..........         --           (37,031,767)
                                                 ------------     ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares.........      19,137,761       49,527,172
Cost of shares repurchased...................     (42,297,168)     (72,555,703)
Proceeds from dividends reinvested...........         --            35,137,523
                                                 ------------     ------------
Net increase (decrease) in net assets from
 beneficial interest transactions............     (23,159,407)      12,108,992
                                                 ------------     ------------
Net increase (decrease) in net assets........      62,337,258      (24,966,276)
NET ASSETS:
Beginning of period..........................     236,213,908      261,180,184
                                                 ------------     ------------
End of period (including undistributed net
 investment income of
 $629 at March 31, 1997).....................    $298,551,166     $236,213,908
                                                 ============     ============



                 See accompanying notes to financial statements

PAINEWEBBER UTILITY INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                 FOR THE SIX
                                                 MONTHS ENDED       FOR THE
                                              SEPTEMBER 30, 1997   YEAR ENDED
                                                 (UNAUDITED)     MARCH 31, 1997
                                              ------------------ --------------
FROM OPERATIONS:
Net investment income........................    $    393,936     $  1,140,891
Net realized gains from investment
 transactions................................         542,131        3,613,062
Net change in unrealized
 appreciation/depreciation of investments....       4,082,899       (1,498,897)
                                                 ------------     ------------
Net increase in net assets resulting from
 operations..................................       5,018,966        3,255,056
                                                 ------------     ------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class A...............        (103,197)        (235,539)
Net investment income--Class B...............        (256,756)        (647,343)
Net investment income--Class C...............         (90,968)        (212,445)
                                                 ------------     ------------
Total dividends to shareholders..............        (450,921)      (1,095,327)
                                                 ------------     ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares.........       4,234,148        5,928,914
Cost of shares repurchased...................     (10,330,947)     (30,023,725)
Proceeds from dividends reinvested...........         420,753          700,359
                                                 ------------     ------------
Net decrease in net assets from beneficial
 interest transactions.......................      (5,676,046)     (23,394,452)
                                                 ------------     ------------
Net decrease in net assets...................      (1,108,001)     (21,234,723)
NET ASSETS:
Beginning of period..........................      34,018,101       55,252,824
                                                 ------------     ------------
End of period (including undistributed net
 investment income of
 $10,510 and $67,495, respectively)..........    $ 32,910,100     $ 34,018,101
                                                 ============     ============



                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
 PaineWebber Financial Services Growth Fund Inc. ("Financial Services Growth Fund"), PaineWebber Capital Appreciation Fund ("Capital Appreciation Fund") and PaineWebber Utility Income Fund ("Utility Income Fund") (collectively, the "Funds") are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. Financial Services Growth Fund was incorporated in the state of Maryland on February 13, 1986, Capital Appreciation Fund is a series of PaineWebber Managed Asset Trust and Utility Income Fund is a series of PaineWebber Managed Investments Trust (collectively, the "Trusts") which were organized under Massachusetts law by a Declaration of Trust dated August 9, 1991 and November 21, 1986, respectively. Organizational costs have been de-ferred and are being amortized using the straight line method over a period not to exceed 60 months from the date the Funds commenced operations.

 Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Each Fund had no Class Y shares outstanding during the period. Each class represents interests in the same assets of the applicable Fund, and the classes are iden-tical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan.

 The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assump-tions that affect the reported amounts and disclosures in the financial state-ments. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

 Valuation of Investments--Securities which are listed on stock exchanges are valued at the last sales price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Man-agement Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administra-tor and distributor of the Financial Services Growth Fund and the Utility In-come Fund and by Denver Investment Advisors, LLC, ("Denver Investment"), the sub-adviser of ("Sub-Adviser") the Capital Appreciation Fund. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last available sales price, or last bid price available if no sale occurs on Nasdaq prior to the time of valuation. Where market quotations are readily available, debt securities are valued thereon, provided such quotations adequately reflect the fair values of the securities in the judgement of Mitchell Hutchins or Denver Investment, as applicable. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar se-curities received from recognized dealers in those securities. The amortized cost method of valuation is used to value short-term debt instruments with sixty days or less remaining to maturity. Securities for which market quota-tions are not readily available including restricted securities subject to lim-itations as to their sale are valued at fair value as determined in good faith by, or under the direction of, the Fund's/Trusts' Board of Directors/Trustees.

NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)

 Repurchase Agreements--Each Fund's custodian takes possession of the collat-eral pledged for investments in repurchase agreements. The underlying collat-eral is valued daily on a mark-to-market basis to ensure that the value, in-cluding accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obliga-tion. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

 Investment Transactions and Investment Income--Investment transactions are re-corded on the trade date. Realized gains and losses from investment transac-tions are calculated using the identified cost method. Interest income is re-corded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to in-terest income and the identified costs of investments.

 Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (af-ter adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

 Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex- dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differ-ence are either considered temporary or permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

 Financial Services Growth Fund invests primarily in equity securities of fi-nancial services companies and Utility Income Fund invests primarily in securi-ties of utility companies. Economic, legislative and regulatory developments impacting those industries may affect the market value of each Fund's invest-ments. Capital Appreciation Fund invests in securities of medium-sized and smaller companies which entail greater market volatility and risks of adverse financial developments than is the case for securities of larger companies. In addition, each Funds' ability to invest in U.S. dollar-denominated foreign eq-uity securities and ability to use options and futures contracts also entail special risks.

INVESTMENT ADVISER AND ADMINISTRATOR

 Each Fund has an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as in-vestment adviser and administrator of the Funds. In accordance with the Advi-sory Contracts, Financial Services Growth Fund, Capital Appreciation Fund and Utility Income Fund pay Mitchell Hutchins an investment advisory and adminis-tration fee, which is accrued daily and paid monthly, at the annual rate of 0.70%, 1.00% and 0.70%, respectively, of

NOTES TO FINANCIAL STATEMENTS--(UNAUDITED) each Funds' average daily net assets. At September 30, 1997, Financial Services Growth Fund, Capital Appreciation Fund and Utility Income Fund owed Mitchell Hutchins $146,450, $240,446, and $18,531 respectively, in investment advisory and administration fees.

 Under a separate contract, Mitchell Hutchins (not the Fund) pays the Sub Ad-viser of the Capital Appreciation Fund, a monthly fee in an amount equal to 50% of the fee paid to Mitchell Hutchins under the Advisory Contract.

 For the six months ended September 30, 1997, Financial Services Growth Fund, Capital Appreciation Fund and the Utility Income Fund paid $5,796, $0 and $0, respectively, in brokerage commissions to PaineWebber for transactions executed on behalf of the Fund.

DISTRIBUTION PLANS

 Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under sepa-rate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Funds pay Mitchell Hutchins monthly service fees at an an-nual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At September 30, 1997, Financial Services Growth Fund, Capital Appreciation Fund, and Utility Income Fund owed Mitchell Hutchins $127,742, $178,840 and $22,554 respectively, in service and distribution fees.

 Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed each Fund that for the six months ended September 30, 1997 it had earned $753,685, $184,928, and $49,069 in sales charges for the Financial Services Growth Fund, Capital Appreciation Fund and Utility Income Fund, respectively.

SECURITY LENDING

 Each Fund may lend up to 33 1/3% of its total assets to qualified institu-tions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. Each Fund will regain record ownership of loaned securities to exercise certain ben-eficial rights, however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail fi-nancially. Each Fund receives compensation, which is included in interest in-come, for

NOTES TO FINANCIAL STATEMENTS--(UNAUDITED) lending its securities from interest earned on the cash or U.S. government se-curities held as collateral, net of fee rebates paid to the borrower plus rea-sonable administrative and custody fees. Each Fund's lending agent is PaineWebber, who received compensation from the Funds for the six months ended September 30, 1997 as follows:

Financial Services Growth Fund............. $ 5,434
Capital Appreciation Fund.................. $19,296
Utility Income Fund........................ $   300

 As of September 30, 1997, each Fund held cash and/or cash equivalents as col-lateral and market values of securities loaned as follows:

                                   COLLATERAL   MARKET VALUE
                                 FOR SECURITIES OF SECURITIES
                                     LOANED        LOANED
                                 -------------- -------------
Financial Services Growth Fund.   $19,602,100    $18,239,325
Capital Appreciation Fund......   $44,118,759    $42,518,231
Utility Income Fund............   $ 1,047,300    $ 1,012,640

BANK LINE OF CREDIT

 Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for tempo-rary financing until the settlement of sale or purchase of portfolio securi-ties, the repurchase or redemption of shares of each Fund at the request of the shareholders and other temporary or emergency purposes. In connection there-with, each Fund has agreed to pay a commitment fee, pro rata, based on the rel-ative asset size of the Funds in the Facility. Interest is charged to each Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended September 30, 1997, the Funds did not borrow under the Facility.

TRANSFER AGENCY SERVICE FEES

 Prior to August 1, 1997, each Fund paid PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Fund's transfer agent. For these services for the four months ended July 31, 1997, PaineWebber earned $14,088, $28,077, and $4,244 from Financial Services Growth Fund, Capital Appreciation Fund and Utility Income Fund, respectively. Subsequent to August 1, 1997, PaineWebber provides transfer agency related services to each Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Funds.

INVESTMENTS IN SECURITIES

 For federal income tax purposes, the cost of securities owned at September 30, 1997 was substantially the same as the cost of securities for financial state-ment purposes.

NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)

 At September 30, 1997, the components of net unrealized appreciation of in-vestments were as follows:

                                          FINANCIAL
                                          SERVICES      CAPITAL      UTILITY
                                           GROWTH     APPRECIATION    INCOME
                                            FUND          FUND         FUND
                                         -----------  ------------  ----------
Gross appreciation (investments having
 an excess of value over cost).......... $84,537,087  $118,600,993  $7,344,023
Gross depreciation (investments having
 an excess of cost over value)..........    (142,231)   (3,048,679)   (261,222)
                                         -----------  ------------  ----------
Net unrealized appreciation of
 investments............................ $84,394,856  $115,552,314  $7,082,801
                                         ===========  ============  ==========

 For the six months ended September 30, 1997, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as fol-lows:

                                              FINANCIAL
                                              SERVICES     CAPITAL     UTILITY
                                               GROWTH    APPRECIATION   INCOME
                                                FUND         FUND        FUND
                                             ----------- ------------ ----------
Purchases................................... $86,952,550 $ 71,440,996 $1,198,469
Sales....................................... $18,228,368 $100,200,418 $7,320,310

FEDERAL TAX STATUS

 The Funds intend to distribute substantially all of their taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year sub-stantially all of their net investment income, capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

 At March 31, 1997, Utility Income Fund had a net capital loss carryforward of $5,773,848 which will expire by March 31, 2003. To the extent such losses are used, as provided in the regulations, to offset future net realized capital gains, it is probable these gains will not be distributed.

CAPITAL STOCK/BENEFICIAL INTEREST

 There are 300 million shares of $0.001 par value common stock authorized for the Financial Services Growth Fund. Transactions in common stock were as fol-lows:

                                  CLASS A                  CLASS B                  CLASS C
                          ------------------------  ----------------------  ------------------------
                            SHARES       AMOUNT      SHARES      AMOUNT       SHARES       AMOUNT
                          ----------  ------------  ---------  -----------  ----------  ------------
FINANCIAL SERVICES
 GROWTH FUND
FOR THE SIX MONTHS ENDED
 SEPTEMBER 30, 1997
Shares sold.............   2,444,348  $ 65,854,954  2,004,919  $54,078,387   1,345,125  $ 35,502,828
Shares repurchased......  (1,595,679)  (42,825,368)  (286,534)  (7,616,452)   (807,757)  (21,133,939)
Shares converted from
 Class B to Class A.....      74,097     2,005,197    (75,978)  (2,005,197)     --           --
Dividends reinvested....      --           --          --          --           --           --
                          ----------  ------------  ---------  -----------  ----------  ------------
Net increase............     922,766  $ 25,034,783  1,642,407  $44,456,738     537,368  $ 14,368,889
                          ==========  ============  =========  ===========  ==========  ============
FOR THE YEAR ENDED MARCH
 31, 1997
Shares sold.............   1,113,912  $ 26,533,887    776,675  $18,827,973   1,174,919  $ 27,624,670
Shares repurchased......    (946,302)  (22,225,854)  (398,605)  (9,493,411) (1,023,207)  (23,986,078)
Shares converted from
 Class B to Class A.....      92,207     2,144,531    (94,299)  (2,144,531)     --           --
Dividends reinvested....     375,301     8,305,421    178,094    3,859,299      52,575     1,137,720
                          ----------  ------------  ---------  -----------  ----------  ------------
Net increase............     635,118  $ 14,757,985    461,865  $11,049,330     204,287  $  4,776,312
                          ==========  ============  =========  ===========  ==========  ============

NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)
 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for the Capital Appreciation Fund and the Utility Fund. Transactions in shares of beneficial interest were as follows:

                                  CLASS A                   CLASS B                  CLASS C
                          ------------------------  ------------------------  ----------------------
                            SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT
                          ----------  ------------  ----------  ------------  --------  ------------
CAPITAL APPRECIATION
 FUND
FOR THE SIX MONTHS ENDED
 SEPTEMBER 30, 1997
Shares sold.............     598,321  $  9,932,173     237,545  $  3,935,151   338,512  $  5,270,437
Shares repurchased......  (1,005,160)  (16,248,284) (1,106,885)  (17,699,913) (553,589)   (8,348,971)
Shares converted from
 Class B to Class A.....     163,922     2,685,075    (162,431)   (2,685,075)    --          --
Dividends reinvested....      --           --           --           --          --          --
                          ----------  ------------  ----------  ------------  --------  ------------
Net decrease............    (242,917) $ (3,631,036) (1,031,771) $(16,449,837) (215,077) $ (3,078,534)
                          ==========  ============  ==========  ============  ========  ============
FOR THE YEAR ENDED MARCH
 31, 1997
Shares sold.............   1,503,465  $ 24,453,506     836,560  $ 13,630,373   750,047  $ 11,443,293
Shares repurchased......  (1,739,943)  (28,153,504) (1,892,839)  (30,262,849) (929,189)  (14,139,350)
Shares converted from
 Class B to Class A.....     303,527     4,759,952    (299,572)   (4,759,952)    --          --
Dividends reinvested....     750,634    10,974,277   1,361,871    20,169,309   284,672     3,993,937
                          ----------  ------------  ----------  ------------  --------  ------------
Net increase (decrease).     817,683  $ 12,034,231       6,020  $ (1,223,119)  105,530  $  1,297,880
                          ==========  ============  ==========  ============  ========  ============

                                CLASS A                  CLASS B                 CLASS C
                          ---------------------  ------------------------  ---------------------
                           SHARES     AMOUNT       SHARES       AMOUNT      SHARES     AMOUNT
                          --------  -----------  ----------  ------------  --------  -----------
UTILITY INCOME FUND
FOR THE SIX MONTHS ENDED
 SEPTEMBER 30, 1997
Shares sold.............    44,125  $   486,035      23,836  $    259,504   323,935  $ 3,488,609
Shares repurchased......  (112,724)  (1,204,598)   (396,974)   (4,251,184) (453,664)  (4,875,165)
Shares converted from
 Class B to Class A.....    25,044      269,481     (25,048)     (269,481)    --         --
Dividends reinvested....     9,213      101,028      21,343       234,667     7,745       85,058
                          --------  -----------  ----------  ------------  --------  -----------
Net decrease............   (34,342) $  (348,054)   (376,843) $ (4,026,494) (121,984) $(1,301,498)
                          ========  ===========  ==========  ============  ========  ===========
FOR THE YEAR ENDED MARCH
 31, 1997
Shares sold.............    31,806  $   320,817     105,433  $  1,042,199   438,359  $ 4,565,898
Shares repurchased......  (451,582)  (4,514,693) (1,612,857)  (16,178,370) (911,460)  (9,330,662)
Shares converted from
 Class B to Class A.....    32,221      326,093     (32,241)     (326,093)    --         --
Dividends reinvested....    14,673      145,098      40,939       404,457    15,259      150,804
                          --------  -----------  ----------  ------------  --------  -----------
Net decrease............  (372,882) $(3,722,685) (1,498,726) $(15,057,807) (457,842) $(4,613,960)
                          ========  ===========  ==========  ============  ========  ===========

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                   CLASS A
                          ---------------------------------------------------------------
                               FOR THE
                           SIX MONTHS ENDED       FOR THE YEARS ENDED MARCH 31,
                          SEPTEMBER 30, 1997 --------------------------------------------
                             (UNAUDITED)      1997     1996     1995     1994      1993
                          ------------------ -------  -------  -------  -------   -------
Net asset value,
 beginning of period....         $23.41       $21.16   $17.11   $16.92   $19.45    $13.36
                               --------      -------  -------  -------  -------   -------
Net investment income
 (loss).................           0.10         0.18     0.30     0.25     0.15      0.10
Net realized and
 unrealized gains
 (losses) from
 investments............           7.01         5.69     6.25     1.34    (0.76)     6.01
                               --------      -------  -------  -------  -------   -------
Net increase (decrease)
 from investment
 operations.............           7.11         5.87     6.55     1.59    (0.61)     6.11
                               --------      -------  -------  -------  -------   -------
Dividends from net
 investment income......          --           (0.23)   (0.29)   (0.13)   (0.08)    (0.02)
Distributions from net
 realized gains from
 investment
 transactions...........          --           (3.39)   (2.21)   (1.27)   (1.84)    --
                               --------      -------  -------  -------  -------   -------
Total dividends and
 distributions..........          --           (3.62)   (2.50)   (1.40)   (1.92)    (0.02)
                               --------      -------  -------  -------  -------   -------
Net asset value, end of
 period.................         $30.52       $23.41   $21.16   $17.11   $16.92    $19.45
                               ========      =======  =======  =======  =======   =======
Total investment return
 (1)....................          30.37%       28.72%   39.02%   10.22%   (3.14)%   46.79%
                               ========      =======  =======  =======  =======   =======
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........       $139,832      $85,661  $64,003  $49,295  $48,032   $61,645
Expenses to average net
 assets.................           1.22%*       1.52%    1.37%    1.45%    1.44%     1.87%
Net investment income
 (loss) to average net
 assets.................           1.17%*       0.90%    1.50%    1.40%    0.76%     0.60%
Portfolio turnover rate.             11%          40%      53%      14%      22%       28%
Average commission rate
 paid (2)...............        $0.0596      $0.0600    --       --       --        --

---------
* ANNUALIZED
+ COMMENCEMENT OF ISSUANCE OF SHARES
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.
(2) EFFECTIVE FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, THE FUND IS REQUIRED TO DISCLOSE THE AVERAGE COMMISSION RATE PAID PER SHARE OF COMMON STOCK INVESTMENTS PURCHASED OR SOLD.

                              CLASS B
---  ---------------------------------------------------------------
          FOR THE
      SIX MONTHS ENDED       FOR THE YEARS ENDED MARCH 31,
---  SEPTEMBER 30, 1997 --------------------------------------------
        (UNAUDITED)      1997     1996     1995     1994      1993
---  ------------------ -------  -------  -------  -------   -------
            $22.87       $20.75   $16.85   $16.71   $19.34    $13.36
          --------      -------  -------  -------  -------   -------
              0.04         0.04     0.13     0.11     0.02     (0.01)
              6.79         5.53     6.16     1.33    (0.75)     5.99
          --------      -------  -------  -------  -------   -------
              6.83         5.57     6.29     1.44    (0.73)     5.98
          --------      -------  -------  -------  -------   -------
             --           (0.06)   (0.18)   (0.03)   (0.06)    --
             --           (3.39)   (2.21)   (1.27)   (1.84)    --
          --------      -------  -------  -------  -------   -------
             --           (3.45)   (2.39)   (1.30)   (1.90)    --
          --------      -------  -------  -------  -------   -------
            $29.70       $22.87   $20.75   $16.85   $16.71    $19.34
          ========      =======  =======  =======  =======   =======
             29.86%       27.74%   37.97%    9.37%   (3.83)%   44.76%
          ========      =======  =======  =======  =======   =======
          $102,782      $41,579  $28,147  $16,368  $11,517   $10,364
              1.97%*       2.27%    2.12%    2.22%    2.16%     2.45%
              0.44%*       0.15%    0.74%    0.67%    0.05%    (0.03)%
                11%          40%      53%      14%      22%       28%
           $0.0596      $0.0600    --       --       --        --
                                   CLASS C
---- -------------------------------------------------------------------------
          FOR THE                                              FOR THE PERIOD
      SIX MONTHS ENDED   FOR THE YEARS ENDED MARCH 31,        JULY 2, 1992+ TO
---- SEPTEMBER 30, 1997 -------------------------------------    MARCH 31,
        (UNAUDITED)       1997     1996     1995     1994           1993
---- ------------------ --------- -------- -------- --------- ----------------
           $22.84         $20.75  $ 16.86   $16.71  $ 19.34        $14.61
     ------------------ --------- -------- -------- --------- ----------------
             0.06           0.06     0.12     0.11     0.01          --
             6.76           5.51     6.16     1.33    (0.73)         4.77
     ------------------ --------- -------- -------- --------- ----------------
             6.82           5.57     6.28     1.44    (0.72)         4.77
     ------------------ --------- -------- -------- --------- ----------------
             --            (0.09)   (0.18)   (0.02)   (0.07)        (0.04)
             --            (3.39)   (2.21)   (1.27)   (1.84)         --
     ------------------ --------- -------- -------- --------- ----------------
             --            (3.48)   (2.39)   (1.29)   (1.91)        (0.04)
     ------------------ --------- -------- -------- --------- ----------------
           $29.66         $22.84  $ 20.75  $ 16.86  $ 16.71        $19.34
     ================== ========= ======== ======== ========= ================
            29.86%         27.74%   37.92%    9.34%   (3.76)%       32.66%
     ================== ========= ======== ======== ========= ================
          $31,987       $ 12,357  $ 6,989  $ 4,160  $ 4,370        $4,636
             1.97%*         2.28%    2.14%    2.23%    2.17%         2.36%*
             0.44%*         0.15%    0.72%    0.61%    0.03%         0.01%*
               11%            40%      53%      14%      22%           28%
          $0.0596       $ 0.0600    --       --       --             --

PAINEWEBBER CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                        CLASS A
                          ----------------------------------------------------------------------------
                               FOR THE             FOR THE YEARS ENDED                FOR THE PERIOD
                           SIX MONTHS ENDED             MARCH 31,                    APRIL 7, 1992+ TO
                          SEPTEMBER 30, 1997 -------------------------------------       MARCH 31,
                             (UNAUDITED)      1997      1996      1995      1994           1993
                          ------------------ -------   -------   -------   -------   -----------------
Net asset value,
 beginning of period....         $13.44       $15.61    $12.81    $11.65    $10.53         $ 9.55
                               --------      -------   -------   -------   -------        -------
Net investment loss.....          (0.10)       (0.17)    (0.16)    (0.09)    (0.09)         (0.06)
Net realized and
 unrealized gains from
 investments............           5.27         0.32      3.71      1.29      1.21           1.04
                               --------      -------   -------   -------   -------        -------
Net increase from
 investment operations..           5.17         0.15      3.55      1.20      1.12           0.98
                               --------      -------   -------   -------   -------        -------
Distributions from net
 realized gains from
 investments............          --           (2.32)    (0.75)    (0.04)    --             --
                               --------      -------   -------   -------   -------        -------
Net asset value, end of
 period.................         $18.61       $13.44    $15.61    $12.81    $11.65         $10.53
                               ========      =======   =======   =======   =======        =======
Total investment return
 (1)....................          38.47 %      (0.21)%   28.16 %   10.36 %   10.64 %        10.26 %
                               ========      =======   =======   =======   =======        =======
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........       $101,970      $76,909   $76,558   $62,673   $58,523        $48,582
Expenses to average net
 assets.................           1.57 %*      1.60 %    1.58 %    1.58 %    1.54 %         1.72 %*
Net investment loss to
 average net assets.....          (1.22)%*     (1.20)%   (1.11)%   (0.79)%   (0.84)%        (0.78)%*
Portfolio turnover rate.             27 %         56 %      57 %      42 %      60 %           51 %
Average commission rate
 paid (2)...............        $0.0484      $0.0475     --        --        --             --

---------
* ANNUALIZED
+ COMMENCEMENT OF OPERATIONS
# COMMENCEMENT OF ISSUANCE OF SHARES
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE ON THE PAYABLE DATES, AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.
(2) EFFECTIVE FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, THE FUND IS REQUIRED TO DISCLOSE THE AVERAGE COMMISSION RATE PAID PER SHARE OF COMMON STOCK INVESTMENTS PURCHASED OR SOLD.

                                CLASS B
---------------------------------------------------------------------------------
     FOR THE                FOR THE YEARS ENDED                  FOR THE PERIOD
 SIX MONTHS ENDED                MARCH 31,                      APRIL 7, 1992+ TO
SEPTEMBER 30, 1997  -----------------------------------------       MARCH 31,
   (UNAUDITED)        1997       1996       1995       1994           1993
------------------  --------   --------   --------   --------   -----------------
       $13.59         $15.88     $13.11     $12.02     $10.94         $10.00
     --------       --------   --------   --------   --------       --------
        (0.17)         (0.31)     (0.29)     (0.20)     (0.17)         (0.11)
         5.33           0.34       3.81       1.33       1.25           1.05
     --------       --------   --------   --------   --------       --------
         5.16           0.03       3.52       1.13       1.08           0.94
     --------       --------   --------   --------   --------       --------
        --             (2.32)     (0.75)     (0.04)     --             --
     --------       --------   --------   --------   --------       --------
       $18.75         $13.59     $15.88     $13.11     $12.02         $10.94
     ========       ========   ========   ========   ========       ========
        37.97 %        (0.99)%    27.28 %     9.46 %     9.87 %         9.40 %
     ========       ========   ========   ========   ========       ========
     $166,180       $134,495   $157,021   $139,302   $133,828       $105,490
         2.32 %*        2.36 %     2.34 %     2.34 %     2.30 %         2.49 %*
        (1.98)%*       (1.95)%    (1.87)%    (1.56)%    (1.60)%        (1.55)%*
           27 %           56 %       57 %       42 %       60 %           51 %
     $ 0.0484       $ 0.0475      --         --         --             --
                                CLASS C
----------------------------------------------------------------------------
      FOR THE             FOR THE YEARS ENDED                FOR THE PERIOD
  SIX MONTHS ENDED             MARCH 31,                    JULY 2, 1992# TO
 SEPTEMBER 30, 1997 ---------------------------------------    MARCH 31,
    (UNAUDITED)      1997      1996      1995      1994           1993
 ------------------ --------- --------- --------- --------- ----------------
       $12.87        $15.14    $12.54    $11.50    $10.47        $ 8.89
 ------------------ --------- --------- --------- --------- ----------------
        (0.16)        (0.29)    (0.27)    (0.19)    (0.10)        (0.05)
         5.04          0.34      3.62      1.27      1.13          1.63
 ------------------ --------- --------- --------- --------- ----------------
         4.88          0.05      3.35      1.08      1.03          1.58
 ------------------ --------- --------- --------- --------- ----------------
         --           (2.32)    (0.75)    (0.04)    --             --
 ------------------ --------- --------- --------- --------- ----------------
       $17.75        $12.87    $15.14    $12.54    $11.50        $10.47
 ================== ========= ========= ========= ========= ================
        37.92 %       (0.91)%   27.16 %    9.45 %    9.84 %       17.77 %
 ================== ========= ========= ========= ========= ================
      $30,401       $24,810   $27,601   $24,993   $29,884       $13,806
         2.35 %*       2.37 %    2.36 %    2.35 %    2.28 %        2.31 %*
        (2.00)%*      (1.97)%   (1.89)%   (1.57)%   (1.58)%       (1.53)%*
           27 %          56 %      57 %      42 %      60 %          51 %
      $0.0484       $0.0475     --        --        --             --

PAINEWEBBER UTILITY INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                           CLASS A
                          ------------------------------------------------------------------------------
                                                          FOR THE    FOR THE YEARS
                               FOR THE        FOR THE   FOUR MONTHS      ENDED           FOR THE PERIOD
                           SIX MONTHS ENDED  YEAR ENDED    ENDED     NOVEMBER 30,       JULY 2, 1993+ TO
                          SEPTEMBER 30, 1997 MARCH 31,   MARCH 31,  -----------------     NOVEMBER 30,
                             (UNAUDITED)        1997       1996      1995      1994           1993
                          ------------------ ---------- ----------- -------   -------   ----------------
Net asset value,
 beginning of period....        $10.20         $ 9.76      $ 9.77    $ 8.31    $ 9.66        $10.00
                               -------        -------     -------   -------   -------       -------
Net investment income...          0.17           0.34        0.15      0.47      0.48          0.20
Net realized and
 unrealized gains
 (losses) from
 investments............          1.57           0.41         --       1.44     (1.31)        (0.39)
                               -------        -------     -------   -------   -------       -------
Net increase (decrease)
 from investment
 operations.............          1.74           0.75        0.15      1.91     (0.83)        (0.19)
                               -------        -------     -------   -------   -------       -------
Dividends from net
 investment income......         (0.19)         (0.31)      (0.16)    (0.45)    (0.52)        (0.15)
                               -------        -------     -------   -------   -------       -------
Net asset value, end of
 period.................        $11.75         $10.20      $ 9.76    $ 9.77    $ 8.31        $ 9.66
                               =======        =======     =======   =======   =======       =======
Total investment
 return(1)..............         17.12%          7.83%       1.46%    23.64%    (8.76)%       (1.95)%
                               =======        =======     =======   =======   =======       =======
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........        $6,551         $6,039      $9,416   $10,750   $12,532       $16,224
Expenses to average net
 assets, net of waivers
 from adviser...........          2.03%*         1.93%       1.09%*    1.49%     1.58%         1.55%*
Expenses to average net
 assets, before waivers
 from adviser...........          2.03%*         2.00%       1.44%*    1.49%     1.58%         1.55%*
Net investment income to
 average net assets, net
 of waivers from
 adviser................          3.02%*         3.27%       4.26%*    5.13%     5.49%         5.38%*
Net investment income to
 average net assets,
 before waivers from
 adviser................          3.02%*         3.20%       3.91%*    5.13%     5.49%         5.38%*
Portfolio turnover rate.             4%            41%         21%       30%       92%           13%
Average commission rate
 paid(2)................       $0.0612        $0.0600     $0.0600     --        --             --

---------
* ANNUALIZED
+ COMMENCEMENT OF OPERATIONS
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES, AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHANGES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.
(2) EFFECTIVE FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, THE FUND IS REQUIRED TO DISCLOSE THE AVERAGE COMMISSION RATE PAID PER SHARE OF COMMON STOCK INVESTMENTS PURCHASED OR SOLD.

                                CLASS B
----------------------------------------------------------------------------
                                 FOR THE    FOR THE YEARS     FOR THE PERIOD
     FOR THE         FOR THE   FOUR MONTHS      ENDED         JULY 2, 1993+
 SIX MONTHS ENDED   YEAR ENDED    ENDED     NOVEMBER 30,            TO
SEPTEMBER 30, 1997  MARCH 31,   MARCH 31,  ----------------    NOVEMBER 30,
   (UNAUDITED)         1997       1996      1995     1994          1993
------------------  ---------- ----------- -------  -------   --------------
      $10.20          $ 9.75      $ 9.77    $ 8.31   $ 9.65       $10.00
      ------         -------     -------   -------  -------      -------
        0.13            0.26        0.12      0.40     0.42         0.17
        1.56            0.42       (0.01)     1.45    (1.31)       (0.39)
      ------         -------     -------   -------  -------      -------
        1.69            0.68        0.11      1.85    (0.89)       (0.22)
      ------         -------     -------   -------  -------      -------
       (0.14)          (0.23)      (0.13)    (0.39)   (0.45)       (0.13)
      ------         -------     -------   -------  -------      -------
      $11.75          $10.20      $ 9.75    $ 9.77   $ 8.31       $ 9.65
      ======         =======     =======   =======  =======      =======
       16.68%           7.05%       1.10%    22.73%   (9.35)%      (2.29)%
      ======         =======     =======   =======  =======      =======
     $19,838         $21,071     $34,765   $37,554  $37,156      $45,382
        2.78%*          2.69%       1.85%*    2.23%    2.33%        2.29%*
        2.78%*          2.76%       2.20%*    2.23%    2.33%        2.29%*
        2.28%*          2.51%       3.51%*    4.37%    4.72%        4.67%*
        2.28%*          2.44%       3.16%*    4.37%    4.72%        4.67%*
           4%             41%         21%       30%      92%          13%
     $0.0612         $0.0600     $0.0600       --       --           --
                                CLASS C
----------------------------------------------------------------------------
                                 FOR THE    FOR THE YEARS     FOR THE PERIOD
      FOR THE        FOR THE   FOUR MONTHS      ENDED         JULY 2, 1993+
  SIX MONTHS ENDED  YEAR ENDED    ENDED     NOVEMBER 30,            TO
 SEPTEMBER 30, 1997 MARCH 31,   MARCH 31,  ------------------  NOVEMBER 30,
    (UNAUDITED)        1997       1996      1995     1994          1993
 ------------------ ---------- ----------- -------- --------- --------------
       $10.20         $ 9.75      $ 9.77    $ 8.31   $ 9.65       $10.00
 ------------------ ---------- ----------- -------- --------- --------------
         0.12           0.25        0.12      0.40     0.42         0.16
         1.57           0.43       (0.01)     1.45    (1.31)       (0.38)
 ------------------ ---------- ----------- -------- --------- --------------
         1.69           0.68        0.11      1.85    (0.89)       (0.22)
 ------------------ ---------- ----------- -------- --------- --------------
        (0.15)         (0.23)      (0.13)    (0.39)   (0.45)       (0.13)
 ------------------ ---------- ----------- -------- --------- --------------
       $11.74         $10.20      $ 9.75    $ 9.77   $ 8.31       $ 9.65
 ================== ========== =========== ======== ========= ==============
        16.61%          7.06%       1.10%    22.71%   (9.36)%      (2.28)%
 ================== ========== =========== ======== ========= ==============
      $ 6,522         $6,909     $11,072   $12,222  $13,922      $17,866
         2.79%*         2.70%       1.85%*    2.24%    2.32%        2.29%*
         2.79%*         2.76%       2.20%*    2.24%    2.32%        2.29%*
         2.27%*         2.51%       3.50%*    4.37%    4.69%        4.67%*
         2.27%*         2.44%       3.15%*    4.37%    4.69%        4.67%*
            4%            41%         21%       30%      92%          13%
      $0.0612        $0.0600     $0.0600       --       --           --